John Hancock Funds

                                 Money
                                Market
                                 Fund

                             ANNUAL REPORT

                            March 31, 1997



DIRECTORS

Edward J. Boudreau, Jr.
James F. Carlin*
William H. Cunningham*
Charles F. Fretz*
Harold R. Hiser, Jr.*
Anne C. Hodsdon
Charles L. Ladner*
Leo E. Linbeck, Jr.*
Patricia P. McCarter*
Steven R. Pruchansky*
Richard S. Scipione
Lt. Gen. Norman H. Smith, USMC (Ret.)*
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

After two years of spectacular performance, the stock market has recently given investors its starkest reminder in some time of one of investing's basic tenets: markets move down, as well as up. It's understandable if investors had lost sight of that fact. The bull market that began six years ago has given investors annual double-digit returns and more modest price declines than usual. And in the two years encompassing 1995 and 1996, the S&P 500 Index gained more than 50%. This Pollyanna environment has tracked along with a sustained economic recovery, now entering its seventh year, that has been marked by moderate growth, low interest rates and tame inflation.

But recently, many have begun to wonder if the bull market is running out of steam. Since reaching new highs in early March, the Dow Jones Industrial Average tumbled by more than 7% at the end of March and wiped out nearly all the market had gained since the start of the year. It was the worst decline that the market had seen since 1990. In early April, the Dow was down by 9.8% for the year, within shouting distance of a 10% correction.

As the market continues to fret over possible interest-rate hikes and the potential for an inflation spike, investors should be prepared for more volatility. It also makes sense to do something we've always advocated: set realistic expectations. Keep in mind that the stock market's historic yearly average has been about 10%, not the 20%-plus annual average of the last two years or even the 16% annual average over the last 10 years. Remember that the kind of market volatility we've seen lately is more like the way the market really works. Fluctuations go with the territory. And market corrections can be healthy, serving to bring inflated stock prices down to more reasonable levels, thereby reducing some of the market's risk.

If you use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional, some long-term gain will come from the market's recent short-term pain. Make sure that your investment strategies reflect your individual time horizons, objectives and risk tolerance, and that they are based upon your needs. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

A 1 1/4" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Money Market Fund

Federal Reserve raises interest rates for the first time in two years, prompted by strong economic growth and inflation fears

"...money
market yields
rose during
the first
quarter of
1997."

Recently, the Fund's fiscal year end changed from October to March.
What follows is a discussion of the Fund's performance for the 12 months ended March 31, 1997.

After remaining relatively steady for the first nine months of the Fund's fiscal year, money market yields rose during the first quarter of 1997. The move came as the Federal Reserve was setting the stage for a hike in short-term interest rates meant to ward off inflation. The Fed's warnings were in response to signs that the economy was growing at a pace considered uncomfortably fast and poised to spark inflation. Those same fears had roiled interest rates and the bond market in 1996 as well, but the Fed took no rate action then, believing that the economy's growth rate and inflation were under control. That was true in the second half of 1996, and interest rates fell accordingly. Nonetheless, the Fed made it clear that it was prepared to act if the economy showed signs of overheating, and that's exactly what happened. Early in 1997, key economic data including employment and retail sales figures showed a buoyant economy. So in late March it came as no surprise when the Fed raised the federal funds rate by one quarter percentage point to 5.50%. The federal funds rate, which banks charge each other for overnight loans, is not only a key short-term interest rate but is also a benchmark for pricing money market securities. In implementing its first rate increase in two years, the Fed cited "persistent strength in demand" and left the door open for even further increases to prevent an inflation outbreak.

A 2 1/4" x 3 1/2" photo of portfolio management team at bottom center. Caption reads: "Members of the fund management team (l-r): Barry Evans, Jamie Kellogg, Bruce Pickett, and Dawn Baillie."



Bar chart with heading "7-Day Yield" at top left hand column. Under the heading is the footnote: "As of March 31, 1997." The chart is scaled in increments of 2% from top to bottom with 6% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 4.78% 7-Day yield for John Hancock Money Market Fund:
Class A. The second represents the 3.93% 7-Day yield for John Hancock Money Market Fund: Class B. The third represents the 4.82% 7-Day yield for the average first tier taxable money fund. Footnote below reads:
"The average first tier taxable money fund is tracked by IBC Financial
Data, Inc."

"...we plan to
maintain our
conservative
posture in
the near
term."

On March 31, 1997, John Hancock Money Market Fund had a 7-day average yield of 4.78% for Class A shares and 3.93% for Class B shares. By comparison, the average first tier taxable money fund had a 7-day average yield of 4.82%, according to IBC Financial Data, Inc.

Shorter maturity, more exposure to floating-rate securities

Twelve months ago, the Fund's maturity was around 50 days, which was in line with the average IBC first tier taxable money fund. That relatively neutral stance gave us flexibility as interest rates were rising last spring. But in early summer we began lengthening the Fund's maturity and kept it longer than average for the rest of the year, to higher than 80 days at some points. This more aggressive stance helped us lock in higher yields as interest rates fell in the second half of 1996. But with the new year and in anticipation of a Fed rate hike, we reverted to a conservative stance. We began shortening the Fund's maturity to between five and 10 days shorter than average. On March 31, 1997, the Fund's average maturity stood at 53 days, compared to 57 days for the average first-tier taxable money fund.

We also increased by about 10% the Fund's exposure to floating rate securities as a way to maintain a competitive yield. Floating-rate securities are attractive investments in a rising interest rate environment because their interest rates, which are linked to the federal funds rate, automatically adjust when the federal funds rate changes.

Outlook

With the Federal Reserve holding out the prospect of further rate increases, we plan to maintain our conservative posture in the near term. Any Fed action will depend on the monthly flow of economic data and whether signs of inflation, such as wage pressures, begin to emerge. Given this uncertain environment, we will keep the Fund's maturity close to the average, if not shorter, for now. That way, we'll have maximum flexibility to react to further changes in the economic landscape. As always, we'll remain focused on enhancing the Fund's yield while maintaining stability of principal.
-----------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurances that the Fund will be able to maintain a net asset value of $1.00 per share.




FINANCIAL STATEMENTS

John Hancock Funds - Money Market Fund

Statement of Assets and Liabilities
March 31, 1997

Assets:
Investments, in money market instruments, at value -- Note C:
Commercial paper (cost -- $104,640,833)                                           $104,640,833
Negotiable bank certificates of deposit (cost -- $64,368,718)                       64,368,718
Corporate interest-bearing obligations (cost -- $149,411,439)                      149,411,439
U.S. government obligations (cost -- $76,189,284)                                   76,189,284
Joint repurchase agreement (cost -- $100,835,000)                                  100,835,000
                                                                                 -------------
                                                                                   495,445,274
Cash                                                                                   374,475
Receivable for shares sold                                                              16,700
Interest receivable                                                                  4,065,260
Other assets                                                                            32,913
                                                                                 -------------
Total Assets                                                                       499,934,622
----------------------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                                    8,999,100
Payable for fund shares repurchased                                                    611,133
Accounts payable and accrued expenses                                                  277,441
Dividend payable                                                                       264,973
Payable to John Hancock Advisers, Inc. and affiliates -- Note B                        272,986
                                                                                 -------------
Total Liabilities                                                                   10,425,633
----------------------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                                    489,508,989
                                                                                 -------------
Net Assets                                                                        $489,508,989
==============================================================================================

Net Asset Value, Offering Price and Redemption Price Per Share:
(Based on net asset values and shares of beneficial interest outstanding -- 3,500,000,000 shares authorized with $0.01 per share par value)
Class A -- $359,452,573/359,531,745                                                      $1.00
==============================================================================================

Class B -- $130,056,416/130,074,924                                                      $1.00
==============================================================================================

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
-----------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED         PERIOD FROM
                                                                                  OCTOBER 31,     NOVEMBER 1, 1996 TO
                                                                                     1996         MARCH 31, 1997(1)
                                                                                 -------------     -------------
Investment Income:
Interest                                                                           $18,418,485        $9,636,375
                                                                                 -------------     -------------
Expenses:
Investment management fee - Note B                                                   1,327,385           694,373
Transfer agent fee - Note B                                                          1,147,142           490,642
Distribution and service fee - Note B
Class A                                                                                380,976           200,227
Class B                                                                                740,837           401,087
Registration and filing fees                                                           379,982           318,413
Printing                                                                               141,731            21,697
Legal fees                                                                             115,418             3,773
Custodian fee                                                                          105,684            39,927
Financial services fee - Note B                                                         54,014            32,549
Trustees' fees                                                                          39,291            35,000
Auditing fee                                                                            37,109            17,500
Advisory board fee                                                                      23,444                --
Miscellaneous                                                                            6,564             5,892
                                                                                 -------------     -------------
Total Expenses                                                                       4,499,577         2,261,080
-----------------------------------------------------------------------------------------------------------------
Net Investment Income                                                               13,918,908         7,375,295
-----------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                                          $13,918,908        $7,375,295
=================================================================================================================

(1) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

See notes to financial statements.





Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,           PERIOD FROM
                                                               -------------------------------  NOVEMBER 1, 1996 TO
                                                                   1995             1996         MARCH 31, 1997(1)
                                                               -------------     -------------     -------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                             $2,184,101       $13,918,908        $7,375,295
                                                               -------------     -------------     -------------
Distributions to Shareholders:
Dividends from net investment income
Class A** -- ($0.0066, $0.0444 and
$0.0178 per share, respectively)                                     (71,384)      (11,196,942)       (5,933,244)
Class B -- ($0.0401, $0.0363 and
$0.0144 per share, respectively)                                  (2,112,717)       (2,721,966)       (1,442,051)
Distributions in excess of net
investment income
Class A** -- (none, $0.0003 and
none per share, respectively)                                             --           (79,146)               --
Class B -- (none, $0.0020 and
none per share, respectively)                                             --           (18,508)               --
                                                               -------------     -------------     -------------
Total Distributions to Shareholders                               (2,184,101)      (14,016,562)       (7,375,295)
                                                               -------------     -------------     -------------
From Fund Share Transactions -- Net*                              16,889,418       295,479,601       118,872,035
                                                               -------------     -------------     -------------
Net Assets:
Beginning of year                                                 58,365,589        75,255,007       370,636,954
                                                               -------------     -------------     -------------
End of year                                                      $75,255,007      $370,636,954      $489,508,989
                                                               =============     =============     =============


* Analysis of Fund Share Transactions at $1 Per Share:

CLASS A **
Shares sold                                                      $47,205,231    $2,599,973,181    $3,214,973,176
Shares issued in reorganization -- Note D                                --        241,738,468               --
Shares issued to shareholders
in reinvestment of distributions                                      55,602         9,488,362         4,449,617
                                                               -------------     -------------     -------------
                                                                  47,260,833     2,851,200,011     3,219,422,793
Less shares repurchased                                          (26,318,771)   (2,609,587,924)   (3,122,445,223)
                                                               -------------     -------------     -------------
Net Increase                                                     $20,942,062      $241,612,087       $96,977,570
                                                               =============     =============     =============

CLASS B
Shares sold                                                     $223,741,024      $859,812,437      $453,653,930
Shares issued to shareholders
in reinvestment of distributions                                   1,684,942         1,868,335           966,286
                                                               -------------     -------------     -------------
                                                                 225,425,966       861,680,772       454,620,216
Less shares repurchased                                         (229,478,610)     (807,813,258)     (432,725,751)
                                                               -------------     -------------     -------------
Net Increase (Decrease)                                          ($4,052,644)      $53,867,514       $21,894,465
                                                               =============     =============     =============

(1) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.
**  Class A shares commenced operations on September 12, 1995.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of
Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:

                                                                                    FOR THE
                                                                                     PERIOD
                                                                                 SEPT. 12, 1995
                                                                                 (COMMENCEMENT
                                                                                       OF                   PERIOD FROM
                                                                                  OPERATIONS) YEAR ENDED   NOV. 1 1996
                                                                                       TO     OCTOBER 31,       TO
                                                                                 OCT. 31, 1995   1996     MARCH 31, 1997(5)
                                                                               -------------  ----------- ----------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                                                   $1.00       $1.00         $1.00
                                                                                   ---------   ---------     ---------
Net Investment Income                                                                   0.01        0.05          0.02
                                                                                   ---------   ---------     ---------
Less Distributions:
Dividends from Net Investment Income                                                   (0.01)      (0.05)        (0.02)
                                                                                   ---------   ---------     ---------
Net Asset Value, End of Period                                                         $1.00       $1.00         $1.00
                                                                                   =========   =========     =========

Total Investment Return at Net Asset Value (2)                                          0.64%(3)    4.56%         1.80%(3)
Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                                            $20,942    $262,475      $359,453
Ratio of Expenses to Average Net Assets                                                 1.07%(4)    1.17%         1.10%(4)
Ratio of Net Investment Income to Average
Net Assets                                                                              4.94%(4)    4.41%         4.44%(4)


                                                                                                            PERIOD FROM
                                                                       YEAR ENDED OCTOBER 31,             NOVEMBER 1, 1996
                                               ---------------------------------------------------------         TO
                                                  1992       1993        1994       1995(1)      1996    MARCH 31, 1997(5)
                                               ---------   ---------   ---------   ---------   ---------     ---------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period               $1.00       $1.00       $1.00       $1.00       $1.00         $1.00
                                               ---------   ---------   ---------   ---------   ---------     ---------
Net Investment Income                               0.02        0.01        0.02        0.04        0.04          0.01
                                               ---------   ---------   ---------   ---------   ---------     ---------
Less Distributions:
Dividends from Net Investment Income               (0.02)      (0.01)      (0.02)      (0.04)      (0.04)        (0.01)
                                               ---------   ---------   ---------   ---------   ---------     ---------
Net Asset Value, End of Period                     $1.00       $1.00       $1.00       $1.00       $1.00         $1.00
                                               =========   =========   =========   =========   =========     =========

Total Investment Return at Net Asset Value (2)      1.73%       0.85%       1.87%       4.07%       3.71%         1.45%(3)
Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)        $31,480     $31,546     $58,366     $54,313    $108,162      $130,056
Ratio of Expenses to Average Net Assets             2.47%       2.44%       2.06%       1.92%       2.00%         1.96%(4)
Ratio of Net Investment Income to Average
Net Assets                                          1.69%       0.85%       1.97%       3.96%       3.58%         3.60%(4)

(1) On December 22, 1994 John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) On an annualized basis.
(5) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

The Financial Highlights summarize the impact of net investment income and dividends on a single share for the period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Schedule of Investments
March 31, 1997
------------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by Money Market Fund on March 31, 1997. It's divided into five types of short-term investments. Most categories of short-term investments are further broken down by industry group.

                                                                                       PAR  VALUE
                                                                  INTEREST  QUALITY      (000'S
ISSUER, DESCRIPTION                                                 RATE    RATINGS*     OMITTED)       VALUE
---------------------------------------                         ----------- -------   ------------  -------------
COMMERCIAL PAPER
Banking - Foreign (4.08%)
Unifunding Corp.,
04-09-97                                                            5.390%  Tier 1       $20,000      $19,976,044
                                                                                                    -------------
Broker Services (1.02%)
Merrill Lynch & Co., Inc.,
04-01-97                                                            6.250   Tier 1         5,000        5,000,000
                                                                                                    -------------
Finance (4.82%)
American Honda Finance Corp.,
04-01-97                                                            5.350   Tier 1         3,600        3,600,000
Heller Financial Inc.,
04-10-97                                                            5.350   Tier 1        11,000       10,985,288
Heller Financial Inc.,
04-17-97                                                            5.420   Tier 1         9,000        8,978,320
                                                                                                    -------------
                                                                                                       23,563,608
                                                                                                    -------------
Mortgage Banking (3.06%)
Countrywide Home Loans
04-01-97                                                            5.330   Tier 1        10,000       10,000,000
Countrywide Home Loans
04-21-97                                                            5.400   Tier 1         5,000        4,985,000
                                                                                                    -------------
                                                                                                       14,985,000
                                                                                                    -------------
Utilities - Telephone (8.40%)
GTE Corp.,
04-01-97                                                            5.740   Tier 1        12,000       12,000,000
GTE Corp.,
04-08-97                                                            5.340   Tier 1         7,000        6,992,732
GTE Corp.,
04-11-97                                                            5.380   Tier 1         5,000        4,992,528
GTE Corp.,
04-17-97                                                            5.350   Tier 1         2,136        2,130,921
NYNEX Corp.,
04-01-97                                                            5.680   Tier 1        15,000       15,000,000
                                                                                                    -------------
                                                                                                       41,116,181
                                                                                                    -------------
                                     TOTAL COMMERCIAL PAPER
                                        (Cost $104,640,833)                              (21.38%)     104,640,833
                                                                                        --------    -------------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S Branches of Foreign Banks (13.15%)
Bank of Tokyo Ltd.,
04-15-97                                                            5.610   Tier 1         8,000        8,000,124
Bank of Tokyo Ltd.,
04-16-97                                                            5.610   Tier 1        15,000       15,000,185
Industrial Bank of Japan Ltd.,
04-07-97                                                            5.560   Tier 1        17,000       16,999,852
Industrial Bank of Japan Ltd.,
04-22-97                                                            5.590   Tier 1         7,000        7,000,081
Midland PLC,
10-28-97                                                            5.910   Tier 1        10,000       10,000,000
Sanwa Bank Ltd.,
04-28-97                                                            5.680   Tier 1         7,400        7,368,476
                                                                                                    -------------
                                                                                                       64,368,718
                                                                                                    -------------
                                      TOTAL NEGOTIABLE BANK
                                    CERTIFICATES OF DEPOSIT
                                         (COST $64,368,718)                              (13.15%)      64,368,718
                                                                                        --------    -------------
CORPORATE INTEREST BEARING OBLIGATIONS
Automotive (9.15%)
Chrysler Financial Corp.,
08-07-97                                                            6.270   Tier 1         5,000        5,013,156
Chrysler Financial Corp.,
02-24-98                                                            7.750   Tier 1         7,000        7,111,784
Ford Holdings, Inc.,
07-15-97                                                            9.250   Tier 1         1,250        1,260,798
Ford Motor Credit Co.,
05-07-97                                                            9.200   Tier 1         1,500        1,504,682
Ford Motor Credit Co.,
12-01-97                                                            8.000   Tier 1         5,000        5,077,090
General Motors Acceptance Corp.,
04-10-97                                                            8.000   Tier 1         6,550        6,553,805
General Motors Acceptance Corp.,
04-18-97                                                            6.700   Tier 1         3,125        3,126,153
General Motors Acceptance Corp.,
06-09-97                                                            7.350   Tier 1         3,050        3,059,652
General Motors Acceptance Corp.,
07-01-97                                                            7.125   Tier 1         1,000        1,002,116
General Motors Acceptance Corp.,
12-22-97                                                            5.700   Tier 1         1,000          999,227
General Motors Acceptance Corp.,
02-02-98                                                            7.300   Tier 1        10,000       10,100,569
                                                                                                    -------------
                                                                                                       44,809,032
                                                                                                    -------------
Banking (4.62%)
Society National Bank of Cleveland,
04-15-97                                                            7.125   Tier 1         7,500        7,504,123
Morgan Guaranty Trust Co., NY,
03-25-98                                                            6.022   Tier 1        10,000        9,992,696
Norwest Corp.,
08-15-97                                                            6.000   Tier 1         5,125        5,129,916
                                                                                                    -------------
                                                                                                       22,626,735
                                                                                                    -------------
Beverage (0.86%)
PepsiCo, Inc.,
01-15-98                                                            6.125   Tier 1         4,200        4,206,837
                                                                                                    -------------
Broker Services (4.70%)
Bear Stearns Cos., Inc.,
09-17-97                                                            5.730** Tier 1         5,000        5,000,000
Bear Stearns Cos., Inc.,
11-05-97                                                            5.710** Tier 1        10,000       10,000,000
Bear Stearns Cos., Inc.,
01-22-98                                                            5.730** Tier 1         8,000        8,000,000
                                                                                                    -------------
                                                                                                       23,000,000
                                                                                                    -------------
Finance (5.17%)
Beneficial Corp.,
02-15-98                                                            9.125   Tier 1         6,110        6,272,952
CIT Group Holdings, Inc.,
01-28-98                                                            5.610** Tier 1        10,000        9,992,800
Heller Financial Inc.,
05-15-97                                                            7.750   Tier 1         5,000        5,011,245
International Business Machines Credit Corp.,
11-01-97                                                            6.375   Tier 1         2,000        2,006,144
International Lease Finance Corp.,
07-15-97                                                            6.500   Tier 1         2,000        2,005,578
                                                                                                    -------------
                                                                                                       25,288,719
                                                                                                    -------------
Insurance (0.41%)
American General Finance Corp.,
08-25-97                                                            6.980   Tier 1         2,000        2,008,705
                                                                                                    -------------
Retail Stores (2.21%)
Sears Roebuck Acceptance Corp.,
08-01-97                                                            9.250   Tier 1         7,742        7,824,729
Wal Mart Stores, Inc.,
09-15-97                                                            5.500   Tier 1         3,000        2,999,408
                                                                                                    -------------
                                                                                                       10,824,137
                                                                                                    -------------
Tobacco (1.56%)
Philip Morris Cos., Inc.,
04-02-97                                                            7.500   Tier 1         2,600        2,600,109
Philip Morris Cos., Inc.,
05-01-97                                                            9.750   Tier 1         4,000        4,012,622
Philip Morris Cos., Inc.,
12-01-97                                                            9.250   Tier 1         1,000        1,022,542
                                                                                                    -------------
                                                                                                        7,635,273
                                                                                                    -------------
Utilities - Electric (1.84%)
Southern California Edison Co.,
07-15-97                                                            6.125   Tier 1         8,000        8,013,565
Southern California Edison Co.,
02-01-98                                                            5.875   Tier 1         1,000          998,436
                                                                                                    -------------
                                                                                                        9,012,001
                                                                                                    -------------
                                   TOTAL CORPORATE INTEREST
                                        BEARING OBLIGATIONS
                                        (Cost $149,411,439)                              (30.52%)     149,411,439
                                                                                        --------    -------------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (15.56%)
Federal Home Loan Bank,
07-10-97#+                                                          6.000   Tier 1         9,000        8,999,100
Federal Home Loan Bank,
07-26-97#                                                           5.507   Tier 1         2,000        1,995,040
Federal Home Loan Bank,
11-06-97                                                            5.820   Tier 1         8,500        8,500,000
Federal Home Loan Bank,
01-30-98                                                            5.810   Tier 1         5,200        5,200,000
Federal Home Loan Bank,
03-17-98                                                            5.850   Tier 1         9,000        9,000,000
Federal Home Loan Mortgage Corp.,
04-01-97                                                            6.500   Tier 1        20,000       20,000,000
Federal National Mortgage Association,
08-22-97                                                            5.610** Tier 1        10,000        9,997,629
Federal National Mortgage Association,
04-10-97#                                                           5.700   Tier 1         4,000        4,000,000
Student Loan Marketing Association,
11-10-97                                                            5.590** Tier 1         8,500        8,497,515
                                                                                                    -------------
                                                                                                       76,189,284
                                                                                                    -------------
                          TOTAL U.S. GOVERNMENT OBLIGATIONS
                                         (Cost $76,189,284)                              (15.56%)      76,189,284
                                                                                        --------    -------------


                                                                                        PAR VALUE
                                                                            INTEREST      (000'S
ISSUER, DESCRIPTION                                                           RATE       OMITTED)       VALUE
----------------------------------------------------------                  --------  ------------  -------------
JOINT REPURCHASE AGREEMENT
Investment in a joint repurchase agreement transaction with
Toronto Dominion Securities -- Dated 03-31-97, Due 04-01-97
(Secured by U.S.Treasury Bond 7.875% due 02-15-21 and
U.S.Treasury Notes, 5.375% and 8.250% due 11-30-97 and
07-15-98) -- Note A                                                          6.750%     $100,835     $100,835,000
                                                                                                    -------------
                           TOTAL JOINT REPURCHASE AGREEMENT
                                        (Cost $100,835,000)                              (20.60%)     100,835,000
                                                                                        --------    -------------
                                          TOTAL INVESTMENTS                             (101.21%)    $495,445,274
                                                                                        ========    =============

*  Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment
   Company Act of 1940, owned by the Fund.

** Floating rate note, interest rate effective March 31, 1997.

#  Call date.

+  The security having a value of $8,999,100 or 1.84% of the Fund's net assets, has been purchased as a forward commitment. The Fund has agreed on the trade date, to take delivery of and make payment on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of the security is fixed at the trade date. The Fund does not earn any interest on this security until its settlement date. The Fund has instructed its Custodian Bank to segregate assets with the current value at least equal to the amount of its forward commitment. Accordingly, the Fund's investment in Federal National Mortgage Association, 5.61% Due 08-22-97, valued at $9,997,629 has been segregated to cover the forward commitment.

   The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

NOTE A --
ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified, open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund"), and the John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). Until August 30, 1996, the Fund was a series of the John Hancock Series, Inc. The other series of the Trust is reported in separate financial statements. On June 25, 1996 the Trustees voted to change the fiscal period end from October 31 to March 31. This change was effective March 31, 1997. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value,
(b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000, and
(g) 0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 22, 1995, the maximum fee of the first $750,000,000 of the Fund's average daily net assets has been reduced to 0.40% of the Fund's average daily net assets and cannot be reinstated to the original contracted amounts without the Trustees' consent.

John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B shares. For the period ended March 31, 1997, contingent deferred sales charges paid to JH Funds amounted to $263,808.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets and cannot be reinstated to 0.25% without the Trustees' consent. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Co. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the fiscal year was at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon, and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment has no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, other than obligations of the U.S. government and its agencies, during the period ended March 31, 1997, aggregated $9,717,182,886 and $9,661,017,964, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $112,695,306 and $70,565,560, respectively, during the period ended March 31, 1997.

The cost of investments owned at March 31, 1997 for federal income tax purposes was $495,445,274.

NOTE D --
REORGANIZATION

On November 15, 1995, the shareholders of John Hancock Cash Management Fund ("CMF") approved a plan of reorganization between CMF and the Fund providing for the transfer of substantially all of the assets and liabilities of CMF to the Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax free exchange of 241,738,168 Class A shares of the Fund, which amounted to $241,738,168 for the net assets of CMF, after the close of business on November 17, 1995.



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Current Interest
  John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Money Market Fund (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 1997, and the related statement of operations for the period from November 1, 1996 to March 31, 1997 and for the year ended October 31, 1996, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Money Market Fund portfolio of John Hancock Current Interest at March 31, 1997, the results of its operations for the period from November 1, 1996 to March 31, 1997 and the year ended October 31, 1996, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                   /S/ERNST & YOUNG LLP

Boston, Massachusetts
May 9, 1997


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 1997.

All of the dividends paid for the fiscal year are taxable as ordinary income. None of the 1997 dividends qualify for the dividends received deduction available to corporations.

Shareholders will be mailed a 1997 U.S. Treasury Department Form 1099-DIV in January of 1998. This will reflect the total of all distributions which are taxable for calendar year 1997.



NOTES

John Hancock Funds - Money Market Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Money Market Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" by 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diagram in lower right. A tag line below reads: "A Global Investment Management Firm."


101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291  1-800-554-6713 (TDD)
Internet: www.jhancock.com/funds

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of shareholders of the John Hancock Money Market Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


A recycled logo in lower left hand corner with the caption "Printed on
recycled Paper."                                             4400A 3/97
                                                                   5/97




                               John Hancock Funds

                                      U.S.
                                   Government
                                      Cash
                                    Reserve

                                 ANNUAL REPORT

                                March 31, 1997



TRUSTEES

Edward J. Boudreau, Jr.
James F. Carlin*
William H. Cunningham*
Charles F. Fretz*
Harold R. Hiser, Jr.*
Anne C. Hodsdon
Charles L. Ladner*
Leo E. Linbeck, Jr.*
Patricia P. McCarter*
Steven R. Pruchansky*
Richard S. Scipione
Lt. Gen. Norman H. Smith, USMC (Ret.)*
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02111

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072


CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

After two years of spectacular performance, the stock market has recently given investors its starkest reminder in some time of one of investing's basic tenets: markets move down, as well as up. It's understandable if investors had lost sight of that fact. The bull market that began six years ago has given investors annual double-digit returns and more modest price declines than usual. And in the two years encompassing 1995 and 1996, the S&P 500 Index gained more than 50%. This Pollyanna environment has tracked along with a sustained economic recovery, now entering its seventh year, that has been marked by moderate growth, low interest rates and tame inflation.

But recently, many have begun to wonder if the bull market is running out of steam. Since reaching new highs in early March, the Dow Jones Industrial Average tumbled by more than 7% at the end of March and wiped out nearly all the market had gained since the start of the year. It was the worst decline that the market had seen since 1990. In early April, the Dow was down by 9.8% for the year, within shouting distance of a 10% correction.

As the market continues to fret over possible interest-rate hikes and the potential for an inflation spike, investors should be prepared for more volatility. It also makes sense to do something we've always advocated: set realistic expectations. Keep in mind that the stock market's historic yearly average has been about 10%, not the 20%-plus annual average of the last two years or even the 16% annual average over the last 10 years. Remember that the kind of market volatility we've seen lately is more like the way the market really works. Fluctuations go with the territory. And market corrections can be healthy, serving to bring inflated stock prices down to more reasonable levels, thereby reducing some of the market's risk.

If you use this time of heightened volatility as an opportunity to review your portfolio's asset allocations with your investment professional, some long-term gain will come from the market's recent short-term pain. Make sure that your investment strategies reflect your individual time horizons, objectives and risk tolerance, and that they are based upon your needs. Despite turbulence, one thing remains constant. A well-constructed plan and a cool head can be the best tools for reaching your financial goals.

A 1 1/4" x 1" photo of Edward J. Boudreau Jr., chairman and Chief
Executive Officer, flush right next to second paragraph.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Government
Cash Reserve

Money market yields rise as the Federal Reserve raises interest rates for the first time in two years

"...it came as
no surprise
when the Fed
raised the
federal funds
rate..."

Recently, the Fund's fiscal year end changed from May to March. What follows is a discussion of the Fund's performance for the 12 months ended March 31, 1997.

After remaining relatively steady for the first nine months of the Fund's fiscal year, money market yields rose during the first quarter of 1997. The move came as the Federal Reserve was setting the stage for a hike in short-term interest rates meant to ward off inflation. The Fed's warnings were in response to signs that the economy was growing at a pace considered uncomfortably fast and poised to spark inflation. Those same fears had roiled interest rates and the bond market in 1996 as well, but the Fed took no rate action then, believing that the economy's growth rate and inflation were under control. That was true in the second half of 1996, and interest rates fell accordingly. Nonetheless, the Fed made it clear that it was prepared to act if the economy showed signs of overheating, and that's exactly what happened. Early in 1997, key economic data including employment and retail sales figures showed a buoyant economy. So in late March it came as no surprise when the Fed raised the federal funds rate by one quarter percentage point to 5.50%. The federal funds rate, which banks charge each other for overnight loans, is not only a key short-term interest rate, but is also a benchmark for pricing money market securities. In implementing its first rate increase in two years, the Fed cited "persistent strength in demand" and left the door open for even further increases to prevent an inflation outbreak.

A 2 1/4" x 3 1/2" photo of Cash Reserve Management team members. Caption reads: "U.S. Government Cash Reserve Management team members (l-r) Barry Evans, Jamie Kellogg, Bruce Picket, Dawn Baillie."



Bar chart with heading "7-Day Yield" at top of left hand column. Under the heading is the footnote: "As of March 31, 1997." The chart is scaled in increments of 1% from top to bottom with 6% at the top and 0% at the bottom. Within the chart, there are two solid bars. The first represents the 5.33% 7-day yield for John Hancock U.S. Government Cash reserve. The second represents the 4.80% 7-day yield for the average U.S. Government / Agency Money Market Fund. Footnote below reads: "The average U.S. government / agency money market fund is tracked by IBC Financial Data, Inc."

"...we plan to
maintain our
conservative
posture in
the near
term."

On March 31, 1997, John Hancock U.S. Government Cash Reserve had a 7-day average yield of 5.33%. By comparison, the average U.S. government/ agency money market fund had a 7-day average yield of 4.80%, according to IBC Financial Data, Inc.

Shorter maturity, more exposure to floating-rate securities

Twelve months ago, the Fund's maturity was 41 days, which was shorter than the IBC government/agency money market fund average. That more conservative stance gave us added flexibility as interest rates were rising last spring. But in early summer we began lengthening the Fund's maturity and kept it longer than average for the rest of the year, to higher than 80 days at some points. This more aggressive stance helped us lock in higher yields as interest rates fell in the second half of 1996. With the new year, however, and in anticipation of a Fed rate hike, we reverted to a conservative stance. We began shortening the Fund's maturity to just shy of the average. On March 31, 1997, the Fund's average maturity stood at 46 days, compared to 47 days for the average U.S. government/agency money market fund.

Outlook

With the Federal Reserve holding out the prospect of further rate increases, we plan to maintain our conservative posture in the near term. Any Fed action will depend on the monthly flow of economic data and whether signs of inflation, such as wage pressures, begin to emerge. Given this uncertain environment, we will keep the Fund's maturity close to the average, if not shorter, for now. That way, we'll have maximum flexibility to react to further changes in the economic landscape. As always, we'll remain focused on enhancing the Fund's yield while maintaining stability of principal.
----------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurances that the Fund will be able to maintain a net asset value of $1.00 per share.




FINANCIAL STATEMENTS

John Hancock Funds - U.S. Government Cash Reserve

Statement of Assets and Liabilities
March 31, 1997

Assets:
Investments, in money market instruments, at value -- Note C:
U.S. government obligations (cost -- $46,097,922)                       $46,097,922
Joint repurchase agreement (cost -- $11,033,000)                         11,033,000
                                                                      -------------
                                                                         57,130,922
Cash                                                                         30,779
Interest receivable                                                         456,404
Other assets                                                                 13,965
                                                                      -------------
Total Assets                                                             57,632,070
-----------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                         1,924,808
Payable for shares repurchased                                              276,810
Dividend payable                                                             37,014
Payable to John Hancock Advisers, Inc. and affiliates -- Note B              21,769
Accounts payable and accrued expenses                                        50,476
                                                                      -------------
Total Liabilities                                                         2,310,877
-----------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                          55,321,193
                                                                      -------------
Net Assets                                                              $55,321,193
===================================================================================

Net Asset Value, Offering Price and Redemption Price Per Share:
(based on 55,321,193 shares of beneficial interest
outstanding -- unlimited number of shares authorized
with $0.01 par value)                                                         $1.00
===================================================================================

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due, and owes on March 31, 1997. You'll also find the net asset value and the maximum offering price per share as of that date.

See notes to financial statements.





Statement of Operations
----------------------------------------------------------------------------------------------------
                                                                                        PERIOD FROM
                                                                         YEAR ENDED   JUNE 1, 1996 TO
                                                                        MAY 31, 1996  MARCH 31, 1997(1)
                                                                        ------------ ----------------
Investment Income:
Interest                                                                 $1,650,714       $2,140,216
                                                                      -------------    -------------
Expenses:
Investment management fee - Note B                                          143,299          194,696
Registration and filing fees                                                 47,836           42,572
Custodian fee                                                                28,711           34,343
Auditing fee                                                                 22,275           20,000
Printing                                                                     19,911           13,705
Financial services fee - Note B                                                  --            6,664
Legal fees                                                                   17,432            1,835
Transfer agent fee - Note B                                                  14,781           24,063
Trustees' fees                                                                9,291            4,431
Advisory board fee                                                            8,624               --
Miscellaneous                                                                 1,695            1,166
                                                                      -------------    -------------
Total Expenses                                                              313,855          343,475
Less Expense Reductions - Note B                                           (213,546)        (206,842)
----------------------------------------------------------------------------------------------------
Net Expenses                                                                100,309          136,633
----------------------------------------------------------------------------------------------------
Net Investment Income                                                     1,550,405        2,003,583
----------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                     $1,550,405       $2,003,583
====================================================================================================

(1) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the periods stated.

See notes to financial statements.





Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED MAY 31,              PERIOD FROM
                                                                      ------------------------------    JUNE 1, 1996 TO
                                                                           1995              1996     MARCH 31, 1997(1)
                                                                      -------------    -------------  -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                    $4,215,208       $1,550,405         $2,003,583
                                                                      -------------    -------------      -------------
Distributions to Shareholders:
Dividends from net investment income
($0.0495, $0.0548 and $0.0423 per share,
respectively)                                                            (4,215,208)      (1,550,405)        (2,003,583)
                                                                      -------------    -------------      -------------
From Fund Share Transactions - Net*                                     (65,276,832)        (223,951)        26,414,429
                                                                      -------------    -------------      -------------
Net Assets:
Beginning of period                                                      94,407,547       29,130,715         28,906,764
                                                                      -------------    -------------      -------------
End of period                                                           $29,130,715      $28,906,764        $55,321,193
                                                                      =============    =============      =============

* Analysis of Fund Share Transactions at
$1 Per Share:
Shares sold                                                            $215,745,531     $368,510,358       $656,013,788
Shares issued to shareholders in
reinvestment of distributions                                             2,455,376        1,191,507          1,626,808
                                                                      -------------    -------------      -------------
                                                                        218,200,907      369,701,865        657,640,596
Less shares repurchased                                                (283,477,739)    (369,925,816)      (631,226,167)
                                                                      -------------    -------------      -------------
Net Increase (Decrease)                                                ($65,276,832)       ($223,951)       $26,414,429
                                                                      =============    =============      =============

(1) Effective March 31, 1997, the fiscal period end changed from May 31 to March 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested, and repurchased during the last three periods, along with the corresponding dollar values.

See notes to financial statements.





Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios, and supplemental data are listed as follows:

                                                                                                          PERIOD FROM
                                                                     YEAR ENDED MAY 31,                  JUNE 1, 1996
                                               ---------------------------------------------------------  TO MARCH 31,
                                                  1992        1993        1994      1995(1)       1996      1997(5)
                                               ---------   ---------   ---------   ---------   ---------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period               $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                               ---------   ---------   ---------   ---------   ---------   ---------
Net Investment Income                               0.05        0.03        0.03        0.05        0.05        0.04
                                               ---------   ---------   ---------   ---------   ---------   ---------

Less Distributions:
Dividends from Net Investment Income               (0.05)      (0.03)      (0.03)      (0.05)      (0.05)      (0.04)
                                               ---------   ---------   ---------   ---------   ---------   ---------

Net Asset Value, End of Period                     $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                                               =========   =========   =========   =========   =========   =========

Total Investment Return at Net Asset
Value (2)                                           4.95%       3.25%       3.04%       5.07%       5.59%       4.37%(6)
Total Adjusted Investment Return at
Net Asset Value (2,3)                               4.62%       2.93%       2.74%       4.69%       4.84%       3.93%(6)

Ratios and Supplemental Data
Net Assets, End of Period (000's
omitted)                                        $109,358    $123,106     $94,408     $29,131     $28,907     $55,321
Ratio of Expenses to Average Net
Assets                                              0.35%       0.35%       0.35%       0.35%       0.35%       0.35%(7)
Ratio of Adjusted Expenses to
Average Net Assets (4)                              0.68%       0.67%       0.65%       0.73%       1.10%       0.88%(7)
Ratio of Net Investment Income to
Average Net Assets                                  4.86%       3.19%       2.96%       4.79%       5.41%       5.15%(7)
Ratio of Adjusted Net Investment
Income to Average Net Assets (4)                    4.53%       2.87%       2.66%       4.41%       4.66%       4.62%(7)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Effective March 31, 1997, the fiscal period changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.

The Financial Highlights summarize the impact of net investment income and dividends on a single share for the period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Schedule of Investments
March 31, 1997
--------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Fund on
March 31, 1997. It's divided into two types of short-term investments.

                                                                                PAR  VALUE
                                                                   INTEREST        (000'S
ISSUER, DESCRIPTION                                                  RATE         OMITTED)         VALUE
--------------------------------------------------             -----------       -----------    --------
U.S. GOVERNMENT OBLIGATIONS
Governmental -- U.S. Agencies (83.33%)
Federal Farm Credit Bank
05-01-97                                                             5.340%          $805       $804,979
Federal Farm Credit Bank
05-01-97                                                             5.500            500        500,009
Federal Farm Credit Bank
01-02-98                                                             5.390*         3,000      2,998,567
Federal Home Loan Bank
04-21-97 #                                                           5.800          7,400      7,399,740
Federal Home Loan Bank
05-05-97 #                                                           5.765          2,000      2,000,425
Federal Home Loan Bank
05-09-97                                                             5.680            545        545,066
Federal Home Loan Bank
06-18-97                                                             5.250            200        199,729
Federal Home Loan Bank
07-10-97 # +                                                         6.000          1,925      1,924,808
Federal Home Loan Bank
09-22-97                                                             5.370            250        249,353
Federal Home Loan Bank
09-30-97                                                             5.925          1,495      1,496,901
Federal Home Loan Bank
11-06-97                                                             5.820          1,500      1,500,000
Federal Home Loan Bank
12-15-97                                                             7.870          1,000      1,015,104
Federal Home Loan Bank
01-23-98                                                             5.810          1,500      1,500,000
Federal Home Loan Bank
01-26-98                                                             5.507          2,000      1,995,040
Federal Home Loan Bank
01-30-98                                                             5.810          2,500      2,500,000
Federal Home Loan Bank
01-30-98                                                             5.875          2,000      2,000,000
Federal Home Loan Bank
03-17-98                                                             5.850          1,000      1,000,000
Federal Home Loan Bank
03-24-98                                                             5.910          1,650      1,650,000
Federal Home Loan Mortgage Corp.
04-01-97                                                             6.500          8,000      8,000,000
Federal Home Loan Mortgage Corp.
04-10-97 #                                                           5.400            500        499,303
Federal National Mortgage Association
07-16-97                                                             5.590*         1,000        999,904
Federal National Mortgage Association
07-25-97                                                             8.800            800        808,189
Federal National Mortgage Association
08-22-97                                                             5.610*         1,000        999,763
Federal National Mortgage Association
11-10-97                                                             9.550            500        511,481
Federal National Mortgage Association
11-25-97                                                             5.700          1,000      1,000,000
Student Loan Marketing Association
11-10-97                                                             5.590*         1,500      1,499,561
Student Loan Marketing Association
01-08-98                                                             5.750            500        500,000
                                                                                            ------------
                          TOTAL U.S. GOVERNMENT OBLIGATIONS
                                         (Cost $46,097,922)                        (83.33%)   46,097,922
                                                                                   -------  ------------
JOINT REPURCHASE AGREEMENT (19.94%)
Investment in a joint repurchase agreement transaction with
Toronto Dominion Securities -- Dated 03-31-97 due 04-01-97
(Secured by U.S. Treasury Bond 7.875% due 02-15-21 and
and U.S. Treasury Notes, 5.375% and 8.250% due 11-30-97
and 07-15-98) Note A                                                 6.750%        11,033     11,033,000
                                                                                            ------------
                           TOTAL JOINT REPURCHASE AGREEMENT
                                         (Cost $11,033,000)                        (19.94%)   11,033,000
                                                                                   -------  ------------
                                          TOTAL INVESTMENTS                       (103.27%)  $57,130,922
                                                                                   =======  ============


* Floating rate note, interest rate effective March 31, 1997.
# Call Date.
+ The security having a value of $1,924,808 or 3.48% of the Fund's net assets, has been purchased as a forward commitment. The Fund has agreed on the trade date to take delivery of and make payment on a delayed basis subsequent to the date of this schedule.
  The purchase price and interest rate of the security is fixed at the trade date. The Fund does not earn any interest on this security until its settlement date. The Fund has instructed its Custodian Bank to segregate assets with the current value at least equal to the amount of its forward commitment. Accordingly, $1,999,959 of the value of the Fund's investment in Federal
  Home Loan Bank, 5.80% due 04-21-97, has been segregated to cover the forward commitment.

  The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

NOTE A --
ACCOUNTING POLICIES

John Hancock Current Interest (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund"), and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. On June 25, 1996, the Trustees voted to change the fiscal period end from May 31 to March 31. This change was effective March 31, 1997. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value,
(b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.300% of the next $500,000,000 and
(g) 0.275% in excess of $2,500,000,000.

The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value, exclusive of certain expenses prescribed by state law. Accordingly, for the period ended March 31, 1997, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $206,842. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payments of fees under the Distribution Plan has been suspended until further notice is given to the shareholders.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays Signature
Services a fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the fiscal year was at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione, and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The investment had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended March 31, 1997 aggregated $2,924,696,892 and $2,897,426,964, respectively.

The cost of investments owned at March 31, 1997 (including the joint repurchase agreement) for Federal income tax purposes was $57,130,922.



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Current Interest
   John Hancock U.S. Government Cash Reserve

We have audited the accompanying statement of assets and liabilities of the John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 1997, and the related statement of operations for the period from June 1, 1996 to March 31, 1997 and for the year ended May 31, 1996, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers, and other auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock U.S. Government Cash Reserve portfolio of John Hancock Current Interest at March 31, 1997, the results of its operations for the period from June 1, 1996 to March 31, 1997 and the year ended May 31, 1996, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                                    /S/ERNST & YOUNG LLP

Boston, Massachusetts
May 9, 1997

TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 1997.

All of the dividends paid for the fiscal year are taxable as ordinary income. None of the 1997 dividends qualify for the dividends received deduction available to corporations.

Shareholders will be mailed a 1997 U.S. Treasury Department Form 1099-DIV in January of 1998. This will reflect the total of all distributions which are taxable for calendar year 1997.



NOTES

John Hancock Funds - U.S. Government Cash Reserve

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - U.S. Government Cash Reserve

[THIS PAGE INTENTIONALLY LEFT BLANK]



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